Derivative Financial Instruments (Derivatives Not Designated As Hedging Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Amount of Gain or (Loss) in Earnings on Derivatives Not Designated as Hedging Instruments	$ 11,092	$ (510)	$ (7,937)
Not Designated As Hedging Instruments [Member] | Commodity Contracts [Member] | Cost Of Products Sold [Member]
Derivative [Line Items]
Amount of Gain or (Loss) in Earnings on Derivatives Not Designated as Hedging Instruments	11,757	(1,417)	(4,887)
Not Designated As Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Cost Of Products Sold [Member]
Derivative [Line Items]
Amount of Gain or (Loss) in Earnings on Derivatives Not Designated as Hedging Instruments	$ (665)	$ 907	$ (3,050)